SHARE BASED COMPENSATION - Share Options Activities (Details) - Share options - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended								12 Months Ended	21 Months Ended
	Sep. 30, 2019	Jul. 31, 2019	Jun. 30, 2019	Jan. 31, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Apr. 30, 2017	Dec. 31, 2019	Dec. 31, 2018
Share options activities
Number shares outstanding beginning balance				55,809,066					55,809,066
Granted	84,065,148	15,300,000	50,650,000		3,250,000	5,550,000	22,399,066	24,610,000	150,015,148
Repurchased				(1,922,700)					(1,922,700)
Forfeited									(27,298,600)
Number shares outstanding ending balance					55,809,066				176,602,914	55,809,066
Weighted average exercise price
Weighted average exercise price beginning balance				$ 0.0500					$ 0.0500
Weighted average exercise price, granted	$ 0.0500	$ 0.0500	$ 0.0500						$ 0.0500	$ 0.0500
Weighted average exercise price, repurchased									0.0500
Weighted average exercise price, forfeited									$ 0.0500
Weighted average exercise price ending balance					$ 0.0500				$ 0.0500	$ 0.0500
Share options activities additional information
Weighted average remaining contractual year									8 years 1 month 13 days
Aggregate intrinsic value									$ 229,584
Vested and expected to vest
Number shares outstanding, vested and expected to vest									174,531,664
Weighted average exercise price, vested and expected to vest									$ 0.0500
Weighted average remaining contractual year, vested and expected to vest									8 years 1 month 13 days
Aggregate intrinsic value, vested and expected to vest									$ 226,891
Exercisable
Weighted average exercise price, exercisable									$ 0.0500